Earnings/(Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings/(Loss) per share [Abstract]
Earnings/(Loss) Per Share
The calculation of basic and diluted loss per share is based on the following:

	Six months ended June 30,
	2021	2020
	(Unaudited)
Loss attributable to equity holders of the Company (US$ in millions)	$(381)	$(716)
Weighted average number of shares for basic loss per share (thousand shares)	8,091,995	8,088,743
Adjustment for share options (thousand shares)(i)	—	—
Weighted average number of shares for diluted loss per share (thousand shares)	8,091,995	8,088,743

Loss per share, basic	(US4.71 cents)	(US8.85 cents)
Loss per share, basic(ii)	(HK36.57 cents)	(HK68.59 cents)
Loss per share, diluted	(US4.71 cents)	(US8.85 cents)
Loss per share, diluted(ii)	(HK36.57 cents)	(HK68.59 cents)

(i)The computation of the diluted loss per share for the six months ended June 30, 2021 and 2020 did not assume the exercise of the Company’s share options because the exercise would result in a decrease in loss per share.
(ii)The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7634 (six months ended June 30, 2020: US$1.00 to HK$7.7504).

The calculation of basic and diluted earnings/(loss) per share is based on the following:

	Year ended December 31,
	2018	2019	2020
Profit/(loss) attributable to equity holders of the Company (US$ in millions)	$1,875	$2,033	$(1,523)
Weighted average number of shares for basic earnings/(loss) per share (thousand shares)	8,078,946	8,085,149	8,089,202
Adjustments for share options (thousand shares)(i)	7,328	5,057	—
Weighted average number of shares for diluted earnings/(loss) per share (thousand shares)	8,086,274	8,090,206	8,089,202

Earnings/(loss) per share, basic	US23.21 cents	US25.14 cents	(US18.82 cents)
Earnings/(loss) per share, basic(ii)	HK181.75 cents	HK195.79 cents	(HK145.90 cents)
Earnings/(loss) per share, diluted	US23.19 cents	US25.13 cents	(US18.82 cents)
Earnings/(loss) per share, diluted(ii)	HK181.59 cents	HK195.71 cents	(HK145.90 cents)

(i)The computation of the diluted loss per share for the year ended December 31, 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
(ii)The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2019 and 2020 of US$1.00 to HK$7.8306, US$1.00 to HK$7.7879 and US$1.00 to HK$7.7526, respectively.